Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Credit Suisse Securities (USA) LLC Credit Suisse Commercial Mortgage Securities Corp. Column Financial, Inc. Eleven Madison Avenue, 4th Floor New York, New York 10010

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Credit Suisse Securities (USA) LLC, Credit Suisse Commercial Mortgage Securities Corp. and Column Financial, Inc. (collectively, the “Company”) and JPMorgan Chase Bank, National Association, J.P. Morgan Securities LLC and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of RETL 2019-RVP, Commercial Mortgage Pass-Through Certificates, Series 2019-RVP.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 13, 2019, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Column Financial, Inc., JPMorgan Chase Bank, National Association and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Mortgage Loan Seller”) that is secured by 25 mortgaged properties and 11 pledged properties (collectively, the “Mortgage Asset”).

From February 25, 2019 through March 13, 2019, representatives of the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) of the Mortgage Asset set forth on the Data File, except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Identification purposes only – not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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Member of Deloitte Touche Tohmatsu

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such asset or (iii) compliance of the originator of the asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

March 13, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

The real estate property appraisal reports (collectively, the “Appraisal Report”);

Property condition reports (collectively, the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (collectively, the “Phase I Report”);

The phase II environmental reports (collectively, the “Phase II Report”);

The seismic reports (collectively, the “Seismic Report”);

The underwritten financial summaries (collectively, the “Underwritten Financial Summary Report”); and

Servicer fee schedules and provided electronic files (collectively, the “Servicer Fee Schedule”).

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Appendix A

	Characteristic	Source Document
1	No.	Identification purposes only – not applicable
2	Property Name	Appraisal Report
3	Street Address	Appraisal Report
4	City	Appraisal Report
5	State	Appraisal Report
6	Zip Code	Appraisal Report
7	Year Built	Appraisal Report
8	Year Renovated	Appraisal Report
9	Total SF	Rent Roll
10	Collateral SF	Rent Roll
11	Property Type	Appraisal Report
12	Property Sub-Type	Appraisal Report
13	Ownership Interest	Title Policy
14	Original Allocated Mortgage Loan Amount ($)	Loan Agreement
15	Cut-Off Date Allocated Mortgage Loan Amount ($)	Calculation
16	Cut-Off Date Allocated Mortgage Loan Amount Per Collateral SF	Calculation
17	Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Calculation
18	Maturity Allocated Mortgage Loan Amount ($)	Calculation
19	Addit Debt Permitted (Y/N)	Loan Agreement
20	Addit Debt Exist (Y/N)	Loan Agreement
21	Spread (%)	Loan Agreement
22	Index	Loan Agreement
23	Master & Primary Servicing Fee Rate	Servicer Fee Schedule
24	Trustee & Paying Agent Fee	Servicer Fee Schedule
25	Operating Advisor Fee	Servicer Fee Schedule
26	CREFC Fee	Servicer Fee Schedule
27	Admin. Fee	Calculation
28	Net Mortgage Rate	Calculation
29	Amortization Type	Loan Agreement
30	Accrual Type	Loan Agreement
31	Annual Debt Service	Calculation
32	Monthly Debt Service	Calculation
33	I/O Period	Loan Agreement
34	Term	Calculation
35	Rem. Term	Calculation
36	Amort. Term	Loan Agreement
37	Seasoning	Calculation
38	Cut Off Date	None – Mortgage Loan Seller Provided
39	Payment Date	Loan Agreement
40	Grace Period (Late Payment)	Loan Agreement

Appendix A

	Characteristic	Source Document
41	Grace Period (Default)	Loan Agreement
42	Note Date	Loan Agreement
43	First Payment Date	Loan Agreement
44	Maturity Date	Loan Agreement
45	Extended Maturity Date	Loan Agreement
46	Original String	Loan Agreement
47	As-Is Appraised Date	Appraisal Report
48	As-Is Appraised Value ($)	Appraisal Report
49	Portfolio Cut-off As-Is LTV	Calculation
50	Mortgaged Portfolio Cut-off As-Is LTV	Calculation
51	As-Is Appraised Value Per Collateral SF	Calculation
52	Environmental Phase I Report Date	Phase I Report
53	Phase II Performed	Phase II Report
54	Engineering Report Date	Engineering Report
55	Seismic Zone 3 or 4 (Y/N)	Engineering Report
56	Seismic Report Date	Seismic Report
57	PML %	Seismic Report
58	Historical Occ. % 2015	Underwritten Financial Summary Report
59	Historical Occ. % 2016	Underwritten Financial Summary Report
60	Historical Occ. % 2017	Underwritten Financial Summary Report
61	Historical Occ. % 2018	Underwritten Financial Summary Report
62	UW Occupancy	Underwritten Financial Summary Report
63	2015 EGI	Underwritten Financial Summary Report
64	2015 Expenses	Underwritten Financial Summary Report
65	2015 NOI	Underwritten Financial Summary Report
66	2016 EGI	Underwritten Financial Summary Report
67	2016 Expenses	Underwritten Financial Summary Report
68	2016 NOI	Underwritten Financial Summary Report
69	2017 EGI	Underwritten Financial Summary Report
70	2017 Expenses	Underwritten Financial Summary Report
71	2017 NOI	Underwritten Financial Summary Report
72	2018 EGI	Underwritten Financial Summary Report
73	2018 Expenses	Underwritten Financial Summary Report
74	2018 NOI	Underwritten Financial Summary Report
75	UW EGI	Underwritten Financial Summary Report
76	UW Expenses	Underwritten Financial Summary Report
77	UW NOI	Underwritten Financial Summary Report
78	Portfolio UW NOI Debt Yield	Calculation
79	Mortgaged Portfolio UW NOI Debt Yield	Calculation
80	UW NCF	Underwritten Financial Summary Report
81	Portfolio UW NCF Debt Yield	Calculation
82	Mortgaged Portfolio UW NCF Debt Yield	Calculation
83	Portfolio UW NCF DSCR	Calculation

Appendix A

	Characteristic	Source Document
84	Mortgaged Portfolio UW NCF DSCR	Calculation
85	Largest Tenant	Rent Roll
86	Largest Tenant Lease Expiration	Rent Roll
87	Largest Tenant NSF	Rent Roll
88	Largest Tenant % of NSF	Calculation
89	2nd Largest Tenant	Rent Roll
90	2nd Largest Tenant Lease Expiration	Rent Roll
91	2nd Largest Tenant NSF	Rent Roll
92	2nd Largest Tenant % of NSF	Calculation
93	3rd Largest Tenant	Rent Roll
94	3rd Largest Tenant Lease Expiration	Rent Roll
95	3rd Largest Tenant NSF	Rent Roll
96	3rd Largest Tenant % of NSF	Calculation
97	4th Largest Tenant	Rent Roll
98	4th Largest Tenant Lease Expiration	Rent Roll
99	4th Largest Tenant NSF	Rent Roll
100	4th Largest Tenant % of NSF	Calculation
101	5th Largest Tenant	Rent Roll
102	5th Largest Tenant Lease Expiration	Rent Roll
103	5th Largest Tenant NSF	Rent Roll
104	5th Largest Tenant % of NSF	Calculation

Calculation Procedures

With respect to Characteristic 15, we set the Cut-Off Date Allocated Mortgage Loan Amount ($) equal to the Original Allocated Mortgage Loan Amount ($).

With respect to Characteristic 16, we recomputed the Cut-Off Date Allocated Mortgage Loan Amount Per Collateral SF as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) Collateral SF.

With respect to Characteristic 17, we recomputed the Percentage of Cut-Off Date Allocated Mortgage Loan Amount as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) the aggregate Cut-Off Date Allocated Mortgage Loan Amount ($) of the Mortgage Asset.

With respect to Characteristic 18, we set the Maturity Allocated Mortgage Loan Amount ($) equal to the Original Allocated Mortgage Loan Amount ($).

With respect to Characteristic 27, we recomputed the Admin. Fee as the sum of the (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee and (iv) CREFC Fee.

With respect to Characteristic 28, we recomputed the Net Mortgage Rate by subtracting (i) the Admin. Fee from (ii) the sum of the Spread (%) and one-month LIBOR effective as of March 13, 2019 (2.48375% as stipulated by representatives of the Company, rounded up to the nearest 1/1000th of 1% (the “Assumed LIBOR”)).

Appendix A

With respect to Characteristic 31, we recomputed the Annual Debt Service as the product of (i) Monthly Debt Service and (ii)twelve.

With respect to Characteristic 32, we recomputed the Monthly Debt Service as the product of (i) (i) the Cut-Off Date Allocated Mortgage Loan Amount ($), (ii) the sum of the Spread (%) and the Assumed LIBOR and (c) a fraction equal to 365/30..

With respect to Characteristic 34, we recomputed the Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 35, we recomputed the Rem. Term by subtracting the Seasoning from the Term.

With respect to Characteristic 37, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut Off Date, to a result not less than zero.

With respect to Characteristic 49, we recomputed the Portfolio Cut-off As-Is LTV as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($).

With respect to Characteristic 50, we recomputed the Mortgaged Portfolio Cut-off As-Is LTV as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) the sum of the As-Is Appraised Value ($) for all Mortgaged Properties having an Ownership Interest of (a) “Fee,” (b) “Fee and Leasehold” and (c) “Leasehold.”

With respect to Characteristic 51, we recomputed the As-Is Appraised Value Per Collateral SF as the quotient of the (i) As-Is Appraised Value ($) and (ii) Collateral SF.

With respect to Characteristic 78, we recomputed the Portfolio UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 79, we recomputed the Mortgaged Portfolio UW NOI Debt Yield as the quotient of the (i) the sum of the UW NOI for all Mortgaged Properties having an Ownership Interest of (a) “Fee,” (b) “Fee and Leasehold” and (c) “Leasehold” and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 81, we recomputed the Portfolio UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 82, we recomputed the Mortgaged Portfolio UW NCF Debt Yield as the quotient of the (i) the sum of the UW NCF for all Mortgaged Properties having an Ownership Interest of (a) “Fee,” (b) “Fee and Leasehold” and (c) “Leasehold” and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 83, we recomputed the Portfolio UW NCF DSCR as the quotient of the (i) UW NCF and (ii) Annual Debt Service.

With respect to Characteristic 84, we recomputed the Mortgaged Portfolio UW NCF DSCR as the quotient of the (i) the sum of the UW NCF for all Mortgaged Properties having an Ownership Interest of (a) “Fee,” (b) “Fee and Leasehold” and (c) “Leasehold” and (ii) Annual Debt Service.

With respect to Characteristic 88, we recomputed the Largest Tenant % of NSF as the quotient of the (i) Largest Tenant NSF and (ii) Collateral SF. This procedure was only performed for those mortgaged properties with Largest Tenant NSF greater than 0.

Appendix A

With respect to Characteristic 92, we recomputed the 2nd Largest Tenant % of NSF as the quotient of the (i) 2nd Largest Tenant NSF and (ii) Collateral SF. This procedure was only performed for those mortgaged properties with 2nd Largest Tenant NSF greater than 0.

With respect to Characteristic 96, we recomputed the 3rd Largest Tenant % of NSF as the quotient of the (i) 3rd Largest Tenant NSF and (ii) Collateral SF. This procedure was only performed for those mortgaged properties with 3rd Largest Tenant NSF greater than 0.

With respect to Characteristic 100, we recomputed the 4th Largest Tenant % of NSF as the quotient of the (i) 4th Largest Tenant NSF and (ii) Collateral SF. This procedure was only performed for those mortgaged properties with 4th Largest Tenant NSF greater than 0.

With respect to Characteristic 104, we recomputed the 5th Largest Tenant % of NSF as the quotient of the (i) 5th Largest Tenant NSF and (ii) Collateral SF. This procedure was only performed for those mortgaged properties with 5th Largest Tenant NSF greater than 0.